Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Principal accounting policies
Schedule of breakdown of the Group's cash and cash equivalents by currency denomination, jurisdiction and geographical location

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2018 and 2019:

													RMB in
	US$ in thousands						RMB in thousands						thousands
													Total
			Hong	China-	China				Hong	China-	China		translated to
	USA	Singapore	Kong	Non-VIE	VIE	Total	USA	Singapore	Kong	Non-VIE	VIE	Total	RMB
December 31, 2018	3	—	122,704	2,534	4	125,245	272	—	128	326,156	1,201,340	1,527,896	2,387,478
December 31, 2019	3	1	597,829	6,275	4	604,112	273	1,019	146	654,241	423,125	1,078,804	5,293,206

Schedule of property and equipment are depreciated over the estimated useful lives on a straight-line basis

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Schedule of intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line

Customer relationships	2-3 years
Domain names and trademarks	9-10 years
Technology	4-5 years
Licenses	10 years